Interim Condensed Consolidated Balance Sheets (Unaudited) (Parenthetical) - $ / shares		Jun. 30, 2025		Dec. 31, 2024
Statement of Financial Position [Abstract]
Common Stock, No Par Value		$ 0	[1]	$ 0
Common Stock, Shares Authorized		4,650,000,000	[1]	4,650,000,000
Common Stock, Shares, Issued	[1]	413,851,140		377,132,220
Common Stock, Shares, Outstanding		413,851,140		377,132,220

[1]	1 American Depositary Share (ADS) represents 20 Ordinary Shares